Summary of significant accounting policies and basis of presentation - Fair value (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 13, 2015	Apr. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2015
Antisense Therapeutics
Fair value of financial instruments
Share market price (in dollars per share)	$ 0.095		$ 0.051
Discount (in dollars per share)	$ 0.022		$ 0.014
Antisense Therapeutics | License agreement
Fair value of financial instruments
Shares purchased	15,025,075
Period from date of purchase entity may not sell shares	24 months
Antisense Therapeutics | Settlement agreement
Fair value of financial instruments
One-time payment as settlement for termination		$ 770,000
Consideration for return of Antisense shares		$ 0
Noncurrent other assets | Antisense Therapeutics | License agreement
Fair value of financial instruments
Net fair value of shares					$ 1,100,000
Foreign currency forward contracts | Not designated as hedging instrument | Other Income
Fair value of financial instruments
Gain (loss) recognized			$ (400,000)	$ 300,000
Level II | Noncurrent other assets | Antisense Therapeutics
Fair value of financial instruments
Net fair value of shares	$ 1,100,000		$ 550,000